Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Apr. 17, 2019 shares
Subsequent Events (Textual)
Issued restricted ordinary shares	350,000
2015 Long-Term Equity Incentive Plan [Member]
Subsequent Events (Textual)
Issued restricted ordinary shares	700,000